Equity - Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Total stock-based expense	$ 1	$ 214	$ 371	$ 1,258
Common Stock [Member]
Total stock-based expense		71
Incentive Plans [Member]
Total stock-based expense	$ 1	$ 143	$ 273	$ 1,045